Condensed Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NET INCOME / (LOSS)	$ 16.9	$ 12.5	$ 33.1	$ 37.0	$ 36.9	$ 61.4	$ 18.9
Unfunded pension and other postretirement activity:
Prior service cost for the period, net of income tax benefit/(expense)					0.1	(0.3)	0.1
Net loss for the period, net of income tax benefit/(expense)					(0.1)	(1.2)	2.2
Reclassification to earnings, net of income tax benefit/(expense)	0.5	0.4	1.5	1.2	1.5	0.4	2.7
Total change in unfunded pension obligation					1.5	(1.1)	5.0
Other comprehensive income / (loss)	0.5	0.4	1.5	1.2	1.5	(1.1)	5.0
Net comprehensive income / (loss)	$ 17.4	$ 12.9	$ 34.6	$ 38.2	$ 38.4	$ 60.3	$ 23.9